FINANCIAL TRUSTS - Summary of Trustee (Details) - Fideicomiso de Administracin Interconexin Financial Trust	12 Months Ended
Dec. 31, 2025 USD ($)
FINANCIAL TRUSTS
Term of the trust fund	24 months
Period of expiration of liabilities through disbursements	30 days
Amount of fine at the exchange rate in force	$ 6,000